Capital structure and financial items - Borrowings - Reconciliation of liabilities arising from financing activities (Details) kr in Millions, € in Billions	12 Months Ended
	Dec. 31, 2023 DKK (kr)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 DKK (kr)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds	kr 0		kr 11,215
Additions	2,809		1,358
Disposals	(4)		(1)
Exchange rates	(128)		188
Other	12		3
Borrowings, beginning of the year	25,784	€ 1.5	26,645
Borrowings, cash flows	(1,467)		(13,624)
Borrowings, end of the year	27,006		25,784
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	4,529		4,129
Re-payments	(1,448)		(998)
Proceeds	0		0
Additions	2,809		1,358
Disposals	(4)		(1)
Exchange rates	(170)		43
Other	10		(2)
Liabilities arising from financing activities at end of period	5,726		4,529
Issued Eurobonds
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	20,775		9,654
Re-payments	0		0
Proceeds	0		11,120
Additions	0		0
Disposals	0		0
Exchange rates	46		(2)
Other	3		3
Liabilities arising from financing activities at end of period	20,824		20,775
Loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0		12,503
Re-payments			(12,623)
Proceeds			0
Additions			0
Disposals			0
Exchange rates			120
Other			0
Liabilities arising from financing activities at end of period			0
Bank overdrafts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	480		359
Re-payments	(19)		(3)
Proceeds	0		95
Additions	0		0
Disposals	0		0
Exchange rates	(4)		27
Other	(1)		2
Liabilities arising from financing activities at end of period	kr 456		kr 480